Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Clayton Street Trust
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

(each a “Portfolio” and, together, the “Portfolios”)

Supplement dated November 1, 2018

to the Currently Effective Prospectus and Statement of Additional Information

The Board of Trustees approved changes to each Portfolio’s investment strategies regarding the “cash allocation” portion of each Portfolio as described below. Effective January 1, 2019, in addition to investing in cash and other money market instruments, each Portfolio will also be able to allocate to other, short-duration fixed income investments including both affiliated and unaffiliated exchange-traded funds. Each Portfolio’s investment objective and investment strategies, including the proprietary allocation adjustment program methodology co-developed by Janus Capital Management LLC (“Janus Capital”) and Protective Life Insurance Company (“Protective Life”), will otherwise remain unchanged. To reflect this additional flexibility, the “cash allocation” portion of each Portfolio will be referred to as the “Variable Short-Duration Allocation.” The “Fixed Income Allocation” portion of a Portfolio, as applicable, will be referred to as the “Static Fixed Income Allocation” and will continue to provide exposure to intermediate- and long-duration fixed income investments.

1.
To reflect the changes noted above, the applicable provisions of the “Principal Investment Strategies” for each of the Portfolios are amended, effective January 1, 2019 as set forth below. Unless otherwise stated, defined terms herein shall have the same meaning as provided in the Portfolios’ currently effective prospectus and statement of additional information.

Each Portfolio will seek to achieve its investment objective by investing in a dynamic portfolio of exchange-traded funds (“ETFs”) (also referred to as “underlying ETFs” or “underlying funds”) across seven different equity asset classes, and with respect to Conservative Portfolio and Moderate Portfolio, investing in intermediate- and long-duration fixed income investments (the “Static Fixed Income Allocation”), and an allocation to short-duration investments (the “Variable Short-Duration Allocation”), which can include cash, money market instruments and short-duration fixed income affiliated and unaffiliated underlying ETFs (“short duration investments”). The equity asset classes will continue to be adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Conservative Portfolio, Moderate Portfolio and Growth Portfolio seek to maintain asset allocations of approximately 50%, 65% and 100% in global equity investments, respectively. Additionally, each Portfolio will continue to seek to mitigate market risk by adjusting the allocation of equity assets between market exposure and the Variable Short-Duration Allocation, based on historical market indicators.

The Allocation Adjustment Program

The Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life, allocates a Portfolio’s assets among seven different equity asset classes, as well as a Variable Short-Duration Allocation. The Static Fixed Income Allocation for Conservative Portfolio and Moderate Portfolio is expected to remain constant over time, subject to market movements.

Each Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and, for Conservative Portfolio and Moderate Portfolio, fixed-income investments, and mitigate market risk by adjusting equity investments between market exposure and short duration investments. The portfolio managers oversee the Allocation Adjustment Program and are responsible for the day-to-day management of each Portfolio. Within the parameters of each asset class’ allocation relative to a Portfolio’s total assets, and the target allocation ranges within each asset class, the portfolio managers review the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, cease investing in one or more underlying ETFs, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

Equity and Variable Short-Duration Allocations

The allocation to equity asset classes and the Variable Short Duration Allocation is adjusted weekly, as needed, based on historical market indicators (the 252-day moving average for each equity class), subject to the respective asset class’ allocation. Accordingly, in any given week, each equity asset class component will represent the combined allocation to such equity investments plus short-duration investments, if any. Within each equity asset class, the amount invested by the Portfolio to gain or maintain market exposure versus the amount to be held in short-duration investments depends on the market indicator as established by the Allocation Adjustment Program. In addition to cash and money market instruments, the Portfolios’ allocation to short-duration investments may include investments in affiliated and unaffiliated underlying ETFs that invest in a portfolio of fixed income instruments across a broad range of sectors and geographies while maintaining a short duration portfolio. The types of investments in which these underlying ETFs may invest include, among others, debt securities (including high yield bonds); short-term instruments, such as commercial paper and repurchase agreements; mortgage-backed securities; asset-backed securities, including collateralized debt obligations; and derivatives. Investments by the underlying ETFs may include U.S. and foreign public- and private-sector issuers. The portfolio managers’ selection of investments for the Variable Short-Duration Allocation among short-duration affiliated ETFs, short-duration unaffiliated ETFs, money market instruments and cash may be based on a variety of factors, including prevailing market conditions, in furtherance of enhancing total return and managing risk.

Static Fixed Income Allocation

The Static Fixed Income Allocation is expected to remain constant over time, at 50% for the Conservative Portfolio and 35% for the Moderate Portfolio, subject to market movements, and will be rebalanced to the target allocation on a quarterly basis. Each Portfolio will generally obtain intermediate- and long-duration fixed-income exposure by investing in unaffiliated ETFs that provide broad exposure to the total U.S. investment-grade bond market.

The Underlying Funds

Each Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, each Portfolio is considered a “fund of funds.” Each Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets), and for Conservative Portfolio and Moderate Portfolio, bonds (including U.S. Treasury, government-related, and corporate), mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities. As noted above, each Portfolio may invest in short-duration affiliated and unaffiliated underlying ETFs within its Variable Short-Duration Allocation to mitigate market risk associated with its equity allocation.

The table below shows, for each asset class, the ETFs in which the Portfolios, as of January 1, 2019, expect to invest. The portfolio managers may choose in their sole discretion, without shareholder notice, to remove, add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolios, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	SPDR® S&P 500® ETF iShares® Core S&P 500 ETF* Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	iShares® Russell 2000 ETF* iShares® Core S&P Small-Cap ETF*	IWM IJR
U.S. High Growth Equity	Invesco QQQ TrustSM, Series 1	QQQ
U.K. Equity	iShares® MSCI United Kingdom ETF*	EWU

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
European Equity	SPDR® Euro Stoxx 50® ETF Vanguard FTSE Europe ETF	FEZ VGK
Japan Equity	iShares® MSCI Japan ETF*	EWJ
Asia Equity, ex-Japan	iShares® MSCI All Country Asia ex-Japan ETF*	AAXJ
Intermediate- and Long-Duration Fixed Income Investments (Bonds) (“Static Fixed Income Allocation”)**	iShares® Core U.S. Aggregate Bond ETF* Vanguard Total Bond Market ETF	AGG BND
Short-Duration Investments (“Variable Short Duration Allocation”)	Janus Henderson Short Duration Income ETF PIMCO Enhanced Short Maturity Active ETF Invesco Ultra Short Duration Portfolio	VNLA MINT GSY
*
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in iShares® Core S&P 500 ETF, iShares® Russell 2000 ETF, iShares® Core S&P Small-Cap ETF, iShares® MSCI United Kingdom ETF, iShares® MSCI Japan ETF, and iShares® MSCI All Country Asia ex-Japan ETF, an iShares® Core U.S. Aggregate Bond ETF.

**	The Intermediate- and Long-Duration Fixed Income Investments (Bonds) asset class applies only to the Conservative Portfolio and Moderate Portfolio.

2.
Effective January 1, 2019, Janus Capital has contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests. This fee waiver agreement will remain in effect through May 1, 2020. Janus Capital may not recover these previously waived or reimbursed amounts. The fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board of Trustees.

3.
In connection with the implementation of the “Variable Short-Duration Allocation” portion of each Portfolio, the following language is added to the “Main Risks Associated with the Portfolio” portion of the “Principal Investment Risks” section for each Portfolio:

Affiliated Underlying Fund Risk.  Janus Capital may select and substitute certain underlying affiliated ETFs and money market funds as investments for each Portfolio. Unless otherwise waived or reimbursed by Janus Capital, it will generally receive fees for managing such funds, in addition to the fees paid to Janus Capital by each Portfolio. The payment of such fees by underlying affiliated funds creates a conflict of interest when selecting underlying affiliated funds for investment in the Portfolio. Janus Capital, however, is a fiduciary to each Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated funds.

Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus Henderson funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, because Janus Capital is the adviser to the Portfolios and potentially to certain of the underlying ETFs or money market funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolios among underlying funds. The portfolio managers, officers, and Trustees of the Portfolios may also serve in the same capacity as portfolio managers, officers, and Trustees of the underlying funds. Conflicts may arise as the portfolio managers, officers, and Trustees seek to fulfill their fiduciary responsibilities to the Portfolios and the underlying funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolios’ SAI.

4.
In connection with the implementation of the “Variable Short-Duration Allocation” portion of each Portfolio, the following language is added to the “Main Risks Associated with the Associated with the Underlying Funds and Securities Portfolio” portion of the “Principal Investment Risks” section for each Portfolio:

High-Yield/High-Risk Bonds.  A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It is considered to be speculative in nature and presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

Derivatives Risk.  Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the underlying ETFs to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the underlying ETFs. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the underlying ETF would risk the loss of the net amount of the payments that it contractually is entitled to receive. Derivatives may be difficult to value, and susceptible to liquidity risk. Because most derivatives are not eligible to be transferred in-kind, the underlying ETF may be subject to increased liquidity risk to the extent its derivative positions become illiquid, relative to an ETF that is able to deliver its underlying investments in-kind to meet redemptions. Derivatives entail the risk that a party will default on its obligations to the underlying ETF. If there is a default by the other party to such a transaction, the underlying ETF normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the underlying ETF will not be able to meet its obligation to the counterparty. The underlying ETF’s investments in interest rate futures in particular entail the risk that the portfolio managers’ prediction of the direction of interest rates is wrong, and the underlying ETF could incur a loss. If the underlying ETF invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the underlying ETF.

Sovereign Debt Risk.  An underlying ETF may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered relatively low risk. However, investments in foreign sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying ETF may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the underlying ETF invests in foreign sovereign debt it may be subject to currency risk.

Please retain this Supplement with your records.

Protective Life Dynamic Allocation Series - Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio

(each a “Portfolio” and, together, the “Portfolios”)

Supplement dated November 1, 2018

to the Currently Effective Prospectus and Statement of Additional Information

The Board of Trustees approved changes to each Portfolio’s investment strategies regarding the “cash allocation” portion of each Portfolio as described below. Effective January 1, 2019, in addition to investing in cash and other money market instruments, each Portfolio will also be able to allocate to other, short-duration fixed income investments including both affiliated and unaffiliated exchange-traded funds. Each Portfolio’s investment objective and investment strategies, including the proprietary allocation adjustment program methodology co-developed by Janus Capital Management LLC (“Janus Capital”) and Protective Life Insurance Company (“Protective Life”), will otherwise remain unchanged. To reflect this additional flexibility, the “cash allocation” portion of each Portfolio will be referred to as the “Variable Short-Duration Allocation.” The “Fixed Income Allocation” portion of a Portfolio, as applicable, will be referred to as the “Static Fixed Income Allocation” and will continue to provide exposure to intermediate- and long-duration fixed income investments.

1.
To reflect the changes noted above, the applicable provisions of the “Principal Investment Strategies” for each of the Portfolios are amended, effective January 1, 2019 as set forth below. Unless otherwise stated, defined terms herein shall have the same meaning as provided in the Portfolios’ currently effective prospectus and statement of additional information.

Each Portfolio will seek to achieve its investment objective by investing in a dynamic portfolio of exchange-traded funds (“ETFs”) (also referred to as “underlying ETFs” or “underlying funds”) across seven different equity asset classes, and with respect to Conservative Portfolio and Moderate Portfolio, investing in intermediate- and long-duration fixed income investments (the “Static Fixed Income Allocation”), and an allocation to short-duration investments (the “Variable Short-Duration Allocation”), which can include cash, money market instruments and short-duration fixed income affiliated and unaffiliated underlying ETFs (“short duration investments”). The equity asset classes will continue to be adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Conservative Portfolio, Moderate Portfolio and Growth Portfolio seek to maintain asset allocations of approximately 50%, 65% and 100% in global equity investments, respectively. Additionally, each Portfolio will continue to seek to mitigate market risk by adjusting the allocation of equity assets between market exposure and the Variable Short-Duration Allocation, based on historical market indicators.

The Allocation Adjustment Program

The Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life, allocates a Portfolio’s assets among seven different equity asset classes, as well as a Variable Short-Duration Allocation. The Static Fixed Income Allocation for Conservative Portfolio and Moderate Portfolio is expected to remain constant over time, subject to market movements.

Each Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and, for Conservative Portfolio and Moderate Portfolio, fixed-income investments, and mitigate market risk by adjusting equity investments between market exposure and short duration investments. The portfolio managers oversee the Allocation Adjustment Program and are responsible for the day-to-day management of each Portfolio. Within the parameters of each asset class’ allocation relative to a Portfolio’s total assets, and the target allocation ranges within each asset class, the portfolio managers review the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, cease investing in one or more underlying ETFs, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

Equity and Variable Short-Duration Allocations

The allocation to equity asset classes and the Variable Short Duration Allocation is adjusted weekly, as needed, based on historical market indicators (the 252-day moving average for each equity class), subject to the respective asset class’ allocation. Accordingly, in any given week, each equity asset class component will represent the combined allocation to such equity investments plus short-duration investments, if any. Within each equity asset class, the amount invested by the Portfolio to gain or maintain market exposure versus the amount to be held in short-duration investments depends on the market indicator as established by the Allocation Adjustment Program. In addition to cash and money market instruments, the Portfolios’ allocation to short-duration investments may include investments in affiliated and unaffiliated underlying ETFs that invest in a portfolio of fixed income instruments across a broad range of sectors and geographies while maintaining a short duration portfolio. The types of investments in which these underlying ETFs may invest include, among others, debt securities (including high yield bonds); short-term instruments, such as commercial paper and repurchase agreements; mortgage-backed securities; asset-backed securities, including collateralized debt obligations; and derivatives. Investments by the underlying ETFs may include U.S. and foreign public- and private-sector issuers. The portfolio managers’ selection of investments for the Variable Short-Duration Allocation among short-duration affiliated ETFs, short-duration unaffiliated ETFs, money market instruments and cash may be based on a variety of factors, including prevailing market conditions, in furtherance of enhancing total return and managing risk.

Static Fixed Income Allocation

The Static Fixed Income Allocation is expected to remain constant over time, at 50% for the Conservative Portfolio and 35% for the Moderate Portfolio, subject to market movements, and will be rebalanced to the target allocation on a quarterly basis. Each Portfolio will generally obtain intermediate- and long-duration fixed-income exposure by investing in unaffiliated ETFs that provide broad exposure to the total U.S. investment-grade bond market.

The Underlying Funds

Each Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, each Portfolio is considered a “fund of funds.” Each Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets), and for Conservative Portfolio and Moderate Portfolio, bonds (including U.S. Treasury, government-related, and corporate), mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities. As noted above, each Portfolio may invest in short-duration affiliated and unaffiliated underlying ETFs within its Variable Short-Duration Allocation to mitigate market risk associated with its equity allocation.

The table below shows, for each asset class, the ETFs in which the Portfolios, as of January 1, 2019, expect to invest. The portfolio managers may choose in their sole discretion, without shareholder notice, to remove, add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolios, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	SPDR® S&P 500® ETF iShares® Core S&P 500 ETF* Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	iShares® Russell 2000 ETF* iShares® Core S&P Small-Cap ETF*	IWM IJR
U.S. High Growth Equity	Invesco QQQ TrustSM, Series 1	QQQ
U.K. Equity	iShares® MSCI United Kingdom ETF*	EWU

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
European Equity	SPDR® Euro Stoxx 50® ETF Vanguard FTSE Europe ETF	FEZ VGK
Japan Equity	iShares® MSCI Japan ETF*	EWJ
Asia Equity, ex-Japan	iShares® MSCI All Country Asia ex-Japan ETF*	AAXJ
Intermediate- and Long-Duration Fixed Income Investments (Bonds) (“Static Fixed Income Allocation”)**	iShares® Core U.S. Aggregate Bond ETF* Vanguard Total Bond Market ETF	AGG BND
Short-Duration Investments (“Variable Short Duration Allocation”)	Janus Henderson Short Duration Income ETF PIMCO Enhanced Short Maturity Active ETF Invesco Ultra Short Duration Portfolio	VNLA MINT GSY
*
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in iShares® Core S&P 500 ETF, iShares® Russell 2000 ETF, iShares® Core S&P Small-Cap ETF, iShares® MSCI United Kingdom ETF, iShares® MSCI Japan ETF, and iShares® MSCI All Country Asia ex-Japan ETF, an iShares® Core U.S. Aggregate Bond ETF.

**	The Intermediate- and Long-Duration Fixed Income Investments (Bonds) asset class applies only to the Conservative Portfolio and Moderate Portfolio.

2.
Effective January 1, 2019, Janus Capital has contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests. This fee waiver agreement will remain in effect through May 1, 2020. Janus Capital may not recover these previously waived or reimbursed amounts. The fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board of Trustees.

3.
In connection with the implementation of the “Variable Short-Duration Allocation” portion of each Portfolio, the following language is added to the “Main Risks Associated with the Portfolio” portion of the “Principal Investment Risks” section for each Portfolio:

Affiliated Underlying Fund Risk.  Janus Capital may select and substitute certain underlying affiliated ETFs and money market funds as investments for each Portfolio. Unless otherwise waived or reimbursed by Janus Capital, it will generally receive fees for managing such funds, in addition to the fees paid to Janus Capital by each Portfolio. The payment of such fees by underlying affiliated funds creates a conflict of interest when selecting underlying affiliated funds for investment in the Portfolio. Janus Capital, however, is a fiduciary to each Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated funds.

Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus Henderson funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, because Janus Capital is the adviser to the Portfolios and potentially to certain of the underlying ETFs or money market funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolios among underlying funds. The portfolio managers, officers, and Trustees of the Portfolios may also serve in the same capacity as portfolio managers, officers, and Trustees of the underlying funds. Conflicts may arise as the portfolio managers, officers, and Trustees seek to fulfill their fiduciary responsibilities to the Portfolios and the underlying funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolios’ SAI.

4.
In connection with the implementation of the “Variable Short-Duration Allocation” portion of each Portfolio, the following language is added to the “Main Risks Associated with the Associated with the Underlying Funds and Securities Portfolio” portion of the “Principal Investment Risks” section for each Portfolio:

High-Yield/High-Risk Bonds.  A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It is considered to be speculative in nature and presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

Derivatives Risk.  Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the underlying ETFs to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the underlying ETFs. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the underlying ETF would risk the loss of the net amount of the payments that it contractually is entitled to receive. Derivatives may be difficult to value, and susceptible to liquidity risk. Because most derivatives are not eligible to be transferred in-kind, the underlying ETF may be subject to increased liquidity risk to the extent its derivative positions become illiquid, relative to an ETF that is able to deliver its underlying investments in-kind to meet redemptions. Derivatives entail the risk that a party will default on its obligations to the underlying ETF. If there is a default by the other party to such a transaction, the underlying ETF normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the underlying ETF will not be able to meet its obligation to the counterparty. The underlying ETF’s investments in interest rate futures in particular entail the risk that the portfolio managers’ prediction of the direction of interest rates is wrong, and the underlying ETF could incur a loss. If the underlying ETF invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the underlying ETF.

Sovereign Debt Risk.  An underlying ETF may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered relatively low risk. However, investments in foreign sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying ETF may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the underlying ETF invests in foreign sovereign debt it may be subject to currency risk.

Please retain this Supplement with your records.

Protective Life Dynamic Allocation Series - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Clayton Street Trust

Protective Life Dynamic Allocation Series – Moderate Portfolio

(each a “Portfolio” and, together, the “Portfolios”)

Supplement dated November 1, 2018

to the Currently Effective Prospectus and Statement of Additional Information

The Board of Trustees approved changes to each Portfolio’s investment strategies regarding the “cash allocation” portion of each Portfolio as described below. Effective January 1, 2019, in addition to investing in cash and other money market instruments, each Portfolio will also be able to allocate to other, short-duration fixed income investments including both affiliated and unaffiliated exchange-traded funds. Each Portfolio’s investment objective and investment strategies, including the proprietary allocation adjustment program methodology co-developed by Janus Capital Management LLC (“Janus Capital”) and Protective Life Insurance Company (“Protective Life”), will otherwise remain unchanged. To reflect this additional flexibility, the “cash allocation” portion of each Portfolio will be referred to as the “Variable Short-Duration Allocation.” The “Fixed Income Allocation” portion of a Portfolio, as applicable, will be referred to as the “Static Fixed Income Allocation” and will continue to provide exposure to intermediate- and long-duration fixed income investments.

1.
To reflect the changes noted above, the applicable provisions of the “Principal Investment Strategies” for each of the Portfolios are amended, effective January 1, 2019 as set forth below. Unless otherwise stated, defined terms herein shall have the same meaning as provided in the Portfolios’ currently effective prospectus and statement of additional information.

Each Portfolio will seek to achieve its investment objective by investing in a dynamic portfolio of exchange-traded funds (“ETFs”) (also referred to as “underlying ETFs” or “underlying funds”) across seven different equity asset classes, and with respect to Conservative Portfolio and Moderate Portfolio, investing in intermediate- and long-duration fixed income investments (the “Static Fixed Income Allocation”), and an allocation to short-duration investments (the “Variable Short-Duration Allocation”), which can include cash, money market instruments and short-duration fixed income affiliated and unaffiliated underlying ETFs (“short duration investments”). The equity asset classes will continue to be adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Conservative Portfolio, Moderate Portfolio and Growth Portfolio seek to maintain asset allocations of approximately 50%, 65% and 100% in global equity investments, respectively. Additionally, each Portfolio will continue to seek to mitigate market risk by adjusting the allocation of equity assets between market exposure and the Variable Short-Duration Allocation, based on historical market indicators.

The Allocation Adjustment Program

The Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life, allocates a Portfolio’s assets among seven different equity asset classes, as well as a Variable Short-Duration Allocation. The Static Fixed Income Allocation for Conservative Portfolio and Moderate Portfolio is expected to remain constant over time, subject to market movements.

Each Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and, for Conservative Portfolio and Moderate Portfolio, fixed-income investments, and mitigate market risk by adjusting equity investments between market exposure and short duration investments. The portfolio managers oversee the Allocation Adjustment Program and are responsible for the day-to-day management of each Portfolio. Within the parameters of each asset class’ allocation relative to a Portfolio’s total assets, and the target allocation ranges within each asset class, the portfolio managers review the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, cease investing in one or more underlying ETFs, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

Equity and Variable Short-Duration Allocations

The allocation to equity asset classes and the Variable Short Duration Allocation is adjusted weekly, as needed, based on historical market indicators (the 252-day moving average for each equity class), subject to the respective asset class’ allocation. Accordingly, in any given week, each equity asset class component will represent the combined allocation to such equity investments plus short-duration investments, if any. Within each equity asset class, the amount invested by the Portfolio to gain or maintain market exposure versus the amount to be held in short-duration investments depends on the market indicator as established by the Allocation Adjustment Program. In addition to cash and money market instruments, the Portfolios’ allocation to short-duration investments may include investments in affiliated and unaffiliated underlying ETFs that invest in a portfolio of fixed income instruments across a broad range of sectors and geographies while maintaining a short duration portfolio. The types of investments in which these underlying ETFs may invest include, among others, debt securities (including high yield bonds); short-term instruments, such as commercial paper and repurchase agreements; mortgage-backed securities; asset-backed securities, including collateralized debt obligations; and derivatives. Investments by the underlying ETFs may include U.S. and foreign public- and private-sector issuers. The portfolio managers’ selection of investments for the Variable Short-Duration Allocation among short-duration affiliated ETFs, short-duration unaffiliated ETFs, money market instruments and cash may be based on a variety of factors, including prevailing market conditions, in furtherance of enhancing total return and managing risk.

Static Fixed Income Allocation

The Static Fixed Income Allocation is expected to remain constant over time, at 50% for the Conservative Portfolio and 35% for the Moderate Portfolio, subject to market movements, and will be rebalanced to the target allocation on a quarterly basis. Each Portfolio will generally obtain intermediate- and long-duration fixed-income exposure by investing in unaffiliated ETFs that provide broad exposure to the total U.S. investment-grade bond market.

The Underlying Funds

Each Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, each Portfolio is considered a “fund of funds.” Each Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets), and for Conservative Portfolio and Moderate Portfolio, bonds (including U.S. Treasury, government-related, and corporate), mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities. As noted above, each Portfolio may invest in short-duration affiliated and unaffiliated underlying ETFs within its Variable Short-Duration Allocation to mitigate market risk associated with its equity allocation.

The table below shows, for each asset class, the ETFs in which the Portfolios, as of January 1, 2019, expect to invest. The portfolio managers may choose in their sole discretion, without shareholder notice, to remove, add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolios, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	SPDR® S&P 500® ETF iShares® Core S&P 500 ETF* Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	iShares® Russell 2000 ETF* iShares® Core S&P Small-Cap ETF*	IWM IJR
U.S. High Growth Equity	Invesco QQQ TrustSM, Series 1	QQQ
U.K. Equity	iShares® MSCI United Kingdom ETF*	EWU

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
European Equity	SPDR® Euro Stoxx 50® ETF Vanguard FTSE Europe ETF	FEZ VGK
Japan Equity	iShares® MSCI Japan ETF*	EWJ
Asia Equity, ex-Japan	iShares® MSCI All Country Asia ex-Japan ETF*	AAXJ
Intermediate- and Long-Duration Fixed Income Investments (Bonds) (“Static Fixed Income Allocation”)**	iShares® Core U.S. Aggregate Bond ETF* Vanguard Total Bond Market ETF	AGG BND
Short-Duration Investments (“Variable Short Duration Allocation”)	Janus Henderson Short Duration Income ETF PIMCO Enhanced Short Maturity Active ETF Invesco Ultra Short Duration Portfolio	VNLA MINT GSY
*
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in iShares® Core S&P 500 ETF, iShares® Russell 2000 ETF, iShares® Core S&P Small-Cap ETF, iShares® MSCI United Kingdom ETF, iShares® MSCI Japan ETF, and iShares® MSCI All Country Asia ex-Japan ETF, an iShares® Core U.S. Aggregate Bond ETF.

**	The Intermediate- and Long-Duration Fixed Income Investments (Bonds) asset class applies only to the Conservative Portfolio and Moderate Portfolio.

2.
Effective January 1, 2019, Janus Capital has contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests. This fee waiver agreement will remain in effect through May 1, 2020. Janus Capital may not recover these previously waived or reimbursed amounts. The fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board of Trustees.

3.
In connection with the implementation of the “Variable Short-Duration Allocation” portion of each Portfolio, the following language is added to the “Main Risks Associated with the Portfolio” portion of the “Principal Investment Risks” section for each Portfolio:

Affiliated Underlying Fund Risk.  Janus Capital may select and substitute certain underlying affiliated ETFs and money market funds as investments for each Portfolio. Unless otherwise waived or reimbursed by Janus Capital, it will generally receive fees for managing such funds, in addition to the fees paid to Janus Capital by each Portfolio. The payment of such fees by underlying affiliated funds creates a conflict of interest when selecting underlying affiliated funds for investment in the Portfolio. Janus Capital, however, is a fiduciary to each Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated funds.

Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus Henderson funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, because Janus Capital is the adviser to the Portfolios and potentially to certain of the underlying ETFs or money market funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolios among underlying funds. The portfolio managers, officers, and Trustees of the Portfolios may also serve in the same capacity as portfolio managers, officers, and Trustees of the underlying funds. Conflicts may arise as the portfolio managers, officers, and Trustees seek to fulfill their fiduciary responsibilities to the Portfolios and the underlying funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolios’ SAI.

4.
In connection with the implementation of the “Variable Short-Duration Allocation” portion of each Portfolio, the following language is added to the “Main Risks Associated with the Associated with the Underlying Funds and Securities Portfolio” portion of the “Principal Investment Risks” section for each Portfolio:

High-Yield/High-Risk Bonds.  A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It is considered to be speculative in nature and presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

Derivatives Risk.  Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the underlying ETFs to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the underlying ETFs. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the underlying ETF would risk the loss of the net amount of the payments that it contractually is entitled to receive. Derivatives may be difficult to value, and susceptible to liquidity risk. Because most derivatives are not eligible to be transferred in-kind, the underlying ETF may be subject to increased liquidity risk to the extent its derivative positions become illiquid, relative to an ETF that is able to deliver its underlying investments in-kind to meet redemptions. Derivatives entail the risk that a party will default on its obligations to the underlying ETF. If there is a default by the other party to such a transaction, the underlying ETF normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the underlying ETF will not be able to meet its obligation to the counterparty. The underlying ETF’s investments in interest rate futures in particular entail the risk that the portfolio managers’ prediction of the direction of interest rates is wrong, and the underlying ETF could incur a loss. If the underlying ETF invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the underlying ETF.

Sovereign Debt Risk.  An underlying ETF may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered relatively low risk. However, investments in foreign sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying ETF may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the underlying ETF invests in foreign sovereign debt it may be subject to currency risk.

Please retain this Supplement with your records.

Protective Life Dynamic Allocation Series - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Clayton Street Trust

Protective Life Dynamic Allocation Series – Growth Portfolio

(each a “Portfolio” and, together, the “Portfolios”)

Supplement dated November 1, 2018

to the Currently Effective Prospectus and Statement of Additional Information

The Board of Trustees approved changes to each Portfolio’s investment strategies regarding the “cash allocation” portion of each Portfolio as described below. Effective January 1, 2019, in addition to investing in cash and other money market instruments, each Portfolio will also be able to allocate to other, short-duration fixed income investments including both affiliated and unaffiliated exchange-traded funds. Each Portfolio’s investment objective and investment strategies, including the proprietary allocation adjustment program methodology co-developed by Janus Capital Management LLC (“Janus Capital”) and Protective Life Insurance Company (“Protective Life”), will otherwise remain unchanged. To reflect this additional flexibility, the “cash allocation” portion of each Portfolio will be referred to as the “Variable Short-Duration Allocation.” The “Fixed Income Allocation” portion of a Portfolio, as applicable, will be referred to as the “Static Fixed Income Allocation” and will continue to provide exposure to intermediate- and long-duration fixed income investments.

1.
To reflect the changes noted above, the applicable provisions of the “Principal Investment Strategies” for each of the Portfolios are amended, effective January 1, 2019 as set forth below. Unless otherwise stated, defined terms herein shall have the same meaning as provided in the Portfolios’ currently effective prospectus and statement of additional information.

Each Portfolio will seek to achieve its investment objective by investing in a dynamic portfolio of exchange-traded funds (“ETFs”) (also referred to as “underlying ETFs” or “underlying funds”) across seven different equity asset classes, and with respect to Conservative Portfolio and Moderate Portfolio, investing in intermediate- and long-duration fixed income investments (the “Static Fixed Income Allocation”), and an allocation to short-duration investments (the “Variable Short-Duration Allocation”), which can include cash, money market instruments and short-duration fixed income affiliated and unaffiliated underlying ETFs (“short duration investments”). The equity asset classes will continue to be adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Conservative Portfolio, Moderate Portfolio and Growth Portfolio seek to maintain asset allocations of approximately 50%, 65% and 100% in global equity investments, respectively. Additionally, each Portfolio will continue to seek to mitigate market risk by adjusting the allocation of equity assets between market exposure and the Variable Short-Duration Allocation, based on historical market indicators.

The Allocation Adjustment Program

The Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life, allocates a Portfolio’s assets among seven different equity asset classes, as well as a Variable Short-Duration Allocation. The Static Fixed Income Allocation for Conservative Portfolio and Moderate Portfolio is expected to remain constant over time, subject to market movements.

Each Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and, for Conservative Portfolio and Moderate Portfolio, fixed-income investments, and mitigate market risk by adjusting equity investments between market exposure and short duration investments. The portfolio managers oversee the Allocation Adjustment Program and are responsible for the day-to-day management of each Portfolio. Within the parameters of each asset class’ allocation relative to a Portfolio’s total assets, and the target allocation ranges within each asset class, the portfolio managers review the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, cease investing in one or more underlying ETFs, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

Equity and Variable Short-Duration Allocations

The allocation to equity asset classes and the Variable Short Duration Allocation is adjusted weekly, as needed, based on historical market indicators (the 252-day moving average for each equity class), subject to the respective asset class’ allocation. Accordingly, in any given week, each equity asset class component will represent the combined allocation to such equity investments plus short-duration investments, if any. Within each equity asset class, the amount invested by the Portfolio to gain or maintain market exposure versus the amount to be held in short-duration investments depends on the market indicator as established by the Allocation Adjustment Program. In addition to cash and money market instruments, the Portfolios’ allocation to short-duration investments may include investments in affiliated and unaffiliated underlying ETFs that invest in a portfolio of fixed income instruments across a broad range of sectors and geographies while maintaining a short duration portfolio. The types of investments in which these underlying ETFs may invest include, among others, debt securities (including high yield bonds); short-term instruments, such as commercial paper and repurchase agreements; mortgage-backed securities; asset-backed securities, including collateralized debt obligations; and derivatives. Investments by the underlying ETFs may include U.S. and foreign public- and private-sector issuers. The portfolio managers’ selection of investments for the Variable Short-Duration Allocation among short-duration affiliated ETFs, short-duration unaffiliated ETFs, money market instruments and cash may be based on a variety of factors, including prevailing market conditions, in furtherance of enhancing total return and managing risk.

Static Fixed Income Allocation

The Static Fixed Income Allocation is expected to remain constant over time, at 50% for the Conservative Portfolio and 35% for the Moderate Portfolio, subject to market movements, and will be rebalanced to the target allocation on a quarterly basis. Each Portfolio will generally obtain intermediate- and long-duration fixed-income exposure by investing in unaffiliated ETFs that provide broad exposure to the total U.S. investment-grade bond market.

The Underlying Funds

Each Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, each Portfolio is considered a “fund of funds.” Each Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets), and for Conservative Portfolio and Moderate Portfolio, bonds (including U.S. Treasury, government-related, and corporate), mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities. As noted above, each Portfolio may invest in short-duration affiliated and unaffiliated underlying ETFs within its Variable Short-Duration Allocation to mitigate market risk associated with its equity allocation.

The table below shows, for each asset class, the ETFs in which the Portfolios, as of January 1, 2019, expect to invest. The portfolio managers may choose in their sole discretion, without shareholder notice, to remove, add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolios, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	SPDR® S&P 500® ETF iShares® Core S&P 500 ETF* Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	iShares® Russell 2000 ETF* iShares® Core S&P Small-Cap ETF*	IWM IJR
U.S. High Growth Equity	Invesco QQQ TrustSM, Series 1	QQQ
U.K. Equity	iShares® MSCI United Kingdom ETF*	EWU

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
European Equity	SPDR® Euro Stoxx 50® ETF Vanguard FTSE Europe ETF	FEZ VGK
Japan Equity	iShares® MSCI Japan ETF*	EWJ
Asia Equity, ex-Japan	iShares® MSCI All Country Asia ex-Japan ETF*	AAXJ
Intermediate- and Long-Duration Fixed Income Investments (Bonds) (“Static Fixed Income Allocation”)**	iShares® Core U.S. Aggregate Bond ETF* Vanguard Total Bond Market ETF	AGG BND
Short-Duration Investments (“Variable Short Duration Allocation”)	Janus Henderson Short Duration Income ETF PIMCO Enhanced Short Maturity Active ETF Invesco Ultra Short Duration Portfolio	VNLA MINT GSY
*
iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in iShares® Core S&P 500 ETF, iShares® Russell 2000 ETF, iShares® Core S&P Small-Cap ETF, iShares® MSCI United Kingdom ETF, iShares® MSCI Japan ETF, and iShares® MSCI All Country Asia ex-Japan ETF, an iShares® Core U.S. Aggregate Bond ETF.

**	The Intermediate- and Long-Duration Fixed Income Investments (Bonds) asset class applies only to the Conservative Portfolio and Moderate Portfolio.

2.
Effective January 1, 2019, Janus Capital has contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests. This fee waiver agreement will remain in effect through May 1, 2020. Janus Capital may not recover these previously waived or reimbursed amounts. The fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board of Trustees.

3.
In connection with the implementation of the “Variable Short-Duration Allocation” portion of each Portfolio, the following language is added to the “Main Risks Associated with the Portfolio” portion of the “Principal Investment Risks” section for each Portfolio:

Affiliated Underlying Fund Risk.  Janus Capital may select and substitute certain underlying affiliated ETFs and money market funds as investments for each Portfolio. Unless otherwise waived or reimbursed by Janus Capital, it will generally receive fees for managing such funds, in addition to the fees paid to Janus Capital by each Portfolio. The payment of such fees by underlying affiliated funds creates a conflict of interest when selecting underlying affiliated funds for investment in the Portfolio. Janus Capital, however, is a fiduciary to each Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated funds.

Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus Henderson funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, because Janus Capital is the adviser to the Portfolios and potentially to certain of the underlying ETFs or money market funds, it is subject to certain potential conflicts of interest when allocating the assets of the Portfolios among underlying funds. The portfolio managers, officers, and Trustees of the Portfolios may also serve in the same capacity as portfolio managers, officers, and Trustees of the underlying funds. Conflicts may arise as the portfolio managers, officers, and Trustees seek to fulfill their fiduciary responsibilities to the Portfolios and the underlying funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Portfolios’ SAI.

4.
In connection with the implementation of the “Variable Short-Duration Allocation” portion of each Portfolio, the following language is added to the “Main Risks Associated with the Associated with the Underlying Funds and Securities Portfolio” portion of the “Principal Investment Risks” section for each Portfolio:

High-Yield/High-Risk Bonds.  A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It is considered to be speculative in nature and presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

Derivatives Risk.  Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the underlying ETFs to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the underlying ETFs. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the underlying ETF would risk the loss of the net amount of the payments that it contractually is entitled to receive. Derivatives may be difficult to value, and susceptible to liquidity risk. Because most derivatives are not eligible to be transferred in-kind, the underlying ETF may be subject to increased liquidity risk to the extent its derivative positions become illiquid, relative to an ETF that is able to deliver its underlying investments in-kind to meet redemptions. Derivatives entail the risk that a party will default on its obligations to the underlying ETF. If there is a default by the other party to such a transaction, the underlying ETF normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the underlying ETF will not be able to meet its obligation to the counterparty. The underlying ETF’s investments in interest rate futures in particular entail the risk that the portfolio managers’ prediction of the direction of interest rates is wrong, and the underlying ETF could incur a loss. If the underlying ETF invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the underlying ETF.

Sovereign Debt Risk.  An underlying ETF may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered relatively low risk. However, investments in foreign sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying ETF may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the underlying ETF invests in foreign sovereign debt it may be subject to currency risk.

Please retain this Supplement with your records.